32. SUBSIDIARIES (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Infosat Communications LP [Member]
Disclosure of subsidiaries [line items]
Country	Canada	Canada
Method of consolidation	Fully consolidated	Fully consolidated
Percentage of voting rights	100.00%	100.00%
Telesat Spectrum General Partnership [Member]
Disclosure of subsidiaries [line items]
Country	Canada	Canada
Method of consolidation	Fully consolidated	Fully consolidated
Percentage of voting rights	100.00%	100.00%
Skynet Satellite Corporation [Member]
Disclosure of subsidiaries [line items]
Country	United States	United States
Method of consolidation	Fully consolidated	Fully consolidated
Percentage of voting rights	100.00%	100.00%
Telesat Network Services, Inc. [Member]
Disclosure of subsidiaries [line items]
Country	United States	United States
Method of consolidation	Fully consolidated	Fully consolidated
Percentage of voting rights	100.00%	100.00%
The SpaceConnection Inc. [Member]
Disclosure of subsidiaries [line items]
Country	United States	United States
Method of consolidation	Fully consolidated	Fully consolidated
Percentage of voting rights	100.00%	100.00%
Telesat Satellite LP [Member]
Disclosure of subsidiaries [line items]
Country	United States	United States
Method of consolidation	Fully consolidated	Fully consolidated
Percentage of voting rights	100.00%	100.00%
Infosat Able Holdings, Inc. [Member]
Disclosure of subsidiaries [line items]
Country	United States	United States
Method of consolidation	Fully consolidated	Fully consolidated
Percentage of voting rights	100.00%	100.00%
Telesat Brasil Capacidade de Satelites Ltda. [Member]
Disclosure of subsidiaries [line items]
Country	Brazil	Brazil
Method of consolidation	Fully consolidated	Fully consolidated
Percentage of voting rights	100.00%	100.00%
Telesat (IOM) Limited [Member]
Disclosure of subsidiaries [line items]
Country	Isle of Man	Isle of Man
Method of consolidation	Fully consolidated	Fully consolidated
Percentage of voting rights	100.00%	100.00%
Telesat International Limited [Member]
Disclosure of subsidiaries [line items]
Country	United Kingdom	United Kingdom
Method of consolidation	Fully consolidated	Fully consolidated
Percentage of voting rights	100.00%	100.00%